Restatement of Previously Issued Financial Statements	5 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

On May 12, 2021, the audit committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its Public Warrants and Private Placement Warrants to purchase Class A ordinary shares that the Company issued in October 2020 (collectively, the “Warrants”), the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this proxy statement/prospectus.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on October 9, 2020, the Company’s Warrants were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the Warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for the Warrants in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company’s statement of operations each reporting period.

Therefore, the Company, in consultation with its audit committee, concluded that its previously issued financial statements as of December 31, 2020 and for the period from July 29, 2020 (inception) through December 31, 2020, should be restated because of a misapplication in the guidance around accounting for the Warrants and should no longer be relied upon.

Impact of the Restatement

The impact of the Restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The Restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$376,272,470	$—	$376,272,470
Liabilities and Shareholders’ Equity
Total current liabilities	$122,735	$—	$122,735
Deferred underwriting commissions	13,125,000	—	13,125,000
Derivative warrant liabilities	—	28,500,590	28,500,590
Total liabilities	13,247,735	28,500,590	41,748,325
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	358,024,730	(28,500,590)	329,524,140
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	170	285	455
Class B ordinary shares – $0.0001 par value	937	—	937
Additional paid-in-capital	5,351,344	6,321,420	11,672,764
Accumulated deficit	(352,446)	(6,321,705)	(6,674,151)
Total shareholders’ equity	5,000,005	—	5,000,005
Total liabilities and shareholders’ equity	$376,272,470	—	$376,272,470
	Period From July 29, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(360,420)	$—	$(360,420)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(5,458,920)	(5,458,920)
Financing cost – derivative warrant liabilities		(862,785)	(862,785)
Net gain from cash equivalents held in Trust Account	7,974	—	7,974
Total other (expense) income	7,974	(6,321,705)	(6,313,731)
Net loss	$(352,446)	$(6,321,705)	$(6,674,151)
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted	35,001,205	(2,169,862)	32,831,343
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$—	—	$—
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted	9,819,148	1,183,561	11,002,709
Basic and diluted net loss per share, non-redeemable ordinary shares	$(0.04)	$(0.57)	$(0.61)
	Period From July 29, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(352,446)	$(6,321,705)	$(6,674,151)
Adjustment to reconcile net loss to net cash used in operating activities	(373,404)	5,458,920	5,085,516
Net cash used in operating activities	(725,850)	—	(725,850)
Net cash used in investing activities	(375,000,000)	—	(375,000,000)
Net cash provided by financing activities	376,547,181	—	376,547,181
Net change in cash	$821,331	$—	$821,331

In addition, the impact to the balance sheet dated October 9, 2020, filed on Form 8-K on October 15, 2020 related to the impact of accounting for the Warrants as liabilities at fair value resulted in an $21.6 million increase to the derivative warrant liabilities line item as of October 9, 2020 and offsetting decrease to the Class A ordinary shares subject to possible redemption mezzanine equity line item. There is no change to total shareholders’ equity at the reported balance sheet date.

	As of October 9, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$351,797,538	$—	$351,797,538
Liabilities and shareholders’ equity
Total current liabilities	$327,799	$—	$327,799
Deferred underwriting commissions	12,250,000	—	12,250,000
Derivative warrant liabilities	—	21,616,670	21,616,670
Total liabilities	12,577,799	21,616,670	34,194,469
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	334,219,730	(21,616,670)	312,603,060
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	158	216	374
Class B ordinary shares – $0.0001 par value	1,006	—	1,006
Additional paid-in-capital	5,038,954	806,726	5,845,680
Accumulated deficit	(40,109)	(806,942)	(847,051)
Total shareholders’ equity	5,000,009	—	5,000,009
Total liabilities and shareholders’ equity	$351,797,538	—	$351,797,538